Other Financial Assets - Summary of Other Financial Assets (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Non consolidated equity investments	€ 3,133	€ 3,133
Other Investments	500	0
Loans	410	388
Deposits and guarantees	325	397
Liquidity contract	450	513
TOTAL	4,817	4,431
Loans	0	0
Deposits and guarantees	0	0
Liquidity contract	0	0
TOTAL	0	0
Loans	410	388
Deposits and guarantees	325	397
Liquidity contract	450	513
TOTAL	4,817	4,431
Loans	410	388
Deposits and guarantees	325	397
Liquidity contract	450	513
TOTAL	4,817	€ 4,431
Increase
Disclosure of financial assets [line items]
Non consolidated equity investments	0
Other Investments	500
Loans	22
Deposits and guarantees	12
Liquidity contract	0
TOTAL	534
Decrease
Disclosure of financial assets [line items]
Non consolidated equity investments	0
Other Investments	0
Loans	0
Deposits and guarantees	(84)
Liquidity contract	(63)
TOTAL	€ (148)